NATIONAL SECURITY EMERGING MARKETS INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 93.0%
	AEROSPACE & DEFENSE - 0.3%
617	Embraer S.A. - ADR(a)	$ 12,025

	APPAREL & TEXTILE PRODUCTS - 0.2%
911	Shenzhou International Group Holdings Ltd. - ADR	7,397

	ASSET MANAGEMENT - 0.6%
1,152	XP, Inc., Class A	27,233

	AUTOMOTIVE - 3.3%
396	Geely Automobile Holdings Ltd. - ADR	8,621
2,023	Li Auto, Inc., Class A - ADR(a)	92,815
4,494	NIO, Inc. - ADR(a)	25,841
1,958	XPeng, Inc. - ADR(a)	18,464
		145,741
	BANKING - 18.0%
12,146	Banco Bradesco S.A. - ADR	33,766
809	Banco de Chile - ADR	18,712
2,678	Banco do Brasil S.A. - ADR	31,092
1,115	Banco Santander Brasil S.A. - ADR	6,356
600	Banco Santander Chile - ADR	11,778
1,030	Bancolombia S.A. - ADR	33,496
2,060	Bank Central Asia Tbk P.T. - ADR	33,619
1,030	Bank Mandiri Persero Tbk P.T. - ADR	18,411
1,234	Bank Rakyat Indonesia Persero Tbk P.T. - ADR	24,211
255	Credicorp Ltd.	43,574
1,941	Grupo Aval Acciones y Valores S.A. - ADR	4,911
549	Grupo Financiero Banorte S.A.B. de C.V. - ADR	28,411
2,299	HDFC Bank Ltd. - ADR	122,996
3,758	ICICI Bank Ltd. - ADR	96,241
9,745	Itau Unibanco Holding S.A. - ADR	66,461
1,783	KB Financial Group, Inc. - ADR	84,425
4,395	NU Holdings Ltd./Cayman Islands(a)	48,697
1,885	Shinhan Financial Group Company Ltd. - ADR	61,413

NATIONAL SECURITY EMERGING MARKETS INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 93.0% (Continued)
	BANKING - 18.0% (Continued)
894	Woori Financial Group, Inc. - ADR	$ 30,387
		798,957
	BEVERAGES - 2.4%
19,696	Ambev S.A. - ADR	49,042
379	Coca-Cola Femsa S.A.B. de C.V. - ADR	36,782
173	Fomento Economico Mexicano S.A.B. de C.V. - ADR	21,494
		107,318
	BIOTECH & PHARMA - 2.5%
277	BeiGene Ltd. - ADR(a)	45,885
2,898	CSPC Pharmaceutical Group Ltd. - ADR	8,839
464	Dr Reddy's Laboratories Ltd. - ADR	35,626
428	Hutchison China MediTech Ltd. - ADR(a)	6,467
156	Structure Therapeutics, Inc. - ADR(a)	6,329
464	Zai Lab Ltd. - ADR(a)	9,735
		112,881
	CHEMICALS - 1.3%
566	Braskem S.A. - ADR(a)	4,794
1,868	Sasol Ltd. - ADR	14,159
770	Sociedad Quimica y Minera de Chile S.A. - ADR	38,285
		57,238
	CONSTRUCTION MATERIALS - 0.3%
1,251	Cemex S.A.B. de C.V. - ADR(a)	9,558
187	Xinyi Glass Holdings Ltd. - ADR	3,764
		13,322
	CONSUMER SERVICES - 0.6%
170	New Oriental Education & Technology Group, Inc. - ADR(a)	15,900
719	TAL Education Group - ADR(a)	10,591
		26,491
	E-COMMERCE DISCRETIONARY - 7.2%
2,779	Coupang, Inc.(a)	51,467
51	MercadoLibre, Inc.(a)	81,360
1,426	PDD Holdings, Inc. - ADR(a)	177,595
809	Vipshop Holdings Ltd. - ADR(a)	15,573
		325,995

NATIONAL SECURITY EMERGING MARKETS INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 93.0% (Continued)
	ELECTRIC UTILITIES - 1.8%
2,356	Centrais Eletricas Brasileiras S.A. - ADR	$ 20,615
3,039	Cia Energetica de Minas Gerais - ADR	7,202
634	Cia Paranaense de Energia - ADR	5,231
66	Companhia Paranaense de Energia - ADR(a)	490
1,251	Enel Chile S.A. - ADR	3,753
4,443	Korea Electric Power Corporation - ADR(a)	41,409
		78,700
	ENTERTAINMENT CONTENT - 1.7%
362	Bilibili, Inc. - ADR(a)	3,504
651	NetEase, Inc. - ADR	70,256
		73,760
	FOOD - 0.5%
2,970	BRF S.A. - ADR(a)	9,088
277	China Mengniu Dairy Company Ltd. - ADR	6,911
911	JBS S/A - ADR	8,491
		24,490
	FORESTRY, PAPER & WOOD PRODUCTS - 0.2%
600	Suzano S.A. - ADR	6,810

	GAS & WATER UTILITIES - 0.8%
549	Cia de Saneamento Basico do Estado de Sao Paulo - ADR	8,674
824	ENN Energy Holdings Ltd. - ADR	26,830
		35,504
	HOME & OFFICE PRODUCTS - 0.1%
379	Haier Smart Home Company Ltd. - ADR	4,578

	HOUSEHOLD PRODUCTS - 0.2%
413	Kimberly-Clark de Mexico S.A.B. de C.V. - ADR	4,611
651	Natura & Company Holding S.A. - ADR(a)	4,316
		8,927
	INSURANCE - 1.0%
1,353	BB Seguridade Participacoes S.A. - ADR	9,106
4,171	Ping An Insurance Group Company of China Ltd. - ADR	37,122
		46,228

NATIONAL SECURITY EMERGING MARKETS INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 93.0% (Continued)
	INTERNET MEDIA & SERVICES - 4.2%
153	Autohome, Inc. - ADR	$ 3,976
2,349	KE Holdings, Inc. - ADR	31,923
3,035	Meituan - ADR(a)	61,520
1,013	Naspers Ltd., Class N - ADR	33,115
1,254	Trip.com Group Ltd. - ADR(a)	55,765
		186,299
	LEISURE FACILITIES & SERVICES - 1.5%
238	Huazhu Group Ltd. - ADR	8,701
1,320	Yum China Holdings, Inc.	56,615
		65,316
	MACHINERY - 0.2%
1,285	WEG S.A. - ADR	9,586

	METALS & MINING - 2.8%
2,830	Gold Fields Ltd. - ADR	36,903
2,108	Harmony Gold Mining Company Ltd. - ADR	12,037
2,695	Sibanye Stillwater Ltd. - ADR	11,103
4,805	Vale S.A. - ADR	64,435
		124,478
	OFFICE REIT - 0.3%
324	Vesta Real Estate Corporation - ADR	11,402

	OIL & GAS PRODUCERS - 5.7%
809	Cosan S.A. - ADR	11,099
2,662	Ecopetrol S.A. - ADR	31,145
4,635	Petroleo Brasileiro S.A. - ADR	76,570
1,596	Reliance Industries Ltd. – GDR(b)	113,636
1,081	Ultrapar Participacoes S.A. - ADR	6,400
428	Vista Oil & Gas S.A.B. de C.V. - ADR(a)	15,750
		254,600
	OIL & GAS SERVICES & EQUIPMENT - 0.2%
204	Seadrill Ltd.(a)	8,609

NATIONAL SECURITY EMERGING MARKETS INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 93.0% (Continued)
	REAL ESTATE OWNERS & DEVELOPERS - 0.2%
685	Longfor Group Holdings Ltd. - ADR	$ 8,521

	RETAIL - CONSUMER STAPLES - 1.0%
1,098	Wal-Mart de Mexico S.A.B. de C.V. - ADR	43,261

	RETAIL - DISCRETIONARY - 0.5%
860	Astra International Tbk P.T. - ADR	5,698
1,030	Localiza Rent a Car S.A. - ADR	10,928
204	MINISO Group Holding Ltd. - ADR	3,739
		20,365
	SEMICONDUCTORS - 12.7%
6,022	ASE Technology Holding Company Ltd. - ADR	58,654
3,519	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	452,790
7,635	United Microelectronics Corporation - ADR	58,637
		570,081
	SPECIALTY FINANCE - 0.2%
564	360 DigiTech, Inc. - ADR	8,714

	STEEL - 1.3%
928	Gerdau S.A. - ADR	4,000
685	POSCO - ADR	55,368
		59,368
	TECHNOLOGY HARDWARE - 6.5%
444	Credo Technology Group Holding Ltd.(a)	9,564
257	Fabrinet(a)	55,401
4,324	LG Display Company Ltd. - ADR(a)	18,074
155	Samsung Electronics Company Ltd.	210,800
		293,839
	TECHNOLOGY SERVICES - 3.2%
496	Dlocal Ltd./Uruguay(a)	8,263
4,222	Infosys Ltd. - ADR	84,271
1,302	StoneCompany Ltd.(a)	22,408
4,494	Wipro Ltd. - ADR	27,818
		142,760

NATIONAL SECURITY EMERGING MARKETS INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 93.0% (Continued)
	TELECOMMUNICATIONS - 6.5%
2,350	America Movil S.A.B. de C.V. - ADR	$ 43,969
2,179	Chunghwa Telecom Company Ltd. - ADR	82,344
2,434	KT Corporation - ADR(a)	34,855
1,511	MTN Group Ltd. - ADR	6,679
651	PLDT, Inc. - ADR	14,999
1,681	SK Telecom Company Ltd. - ADR	36,814
668	Telefonica Brasil S.A. - ADR	7,301
1,511	Telekomunikasi Indonesia Persero Tbk P.T. - ADR	38,651
204	TIM SA Brazil - ADR	3,772
3,005	Turkcell Iletisim Hizmetleri A/S - ADR	16,197
1,562	Vodacom Group Ltd. - ADR	7,779
		293,360
	TRANSPORTATION & LOGISTICS - 2.7%
4,596	Full Truck Alliance Company Ltd. - ADR(a)	30,334
170	Grupo Aeroportuario del Centro Norte S.A.B. de - ADR	11,829
221	Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR	32,747
102	Grupo Aeroportuario del Sureste SAB de CV - ADR	30,026
787	ZTO Express Cayman, Inc. - ADR	15,103
		120,039
	WHOLESALE - DISCRETIONARY - 0.3%
804	Sendas Distribuidora S.A. - ADR	11,433

	TOTAL COMMON STOCKS (Cost $3,998,146)	4,145,626

NATIONAL SECURITY EMERGING MARKETS INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
RIGHT — 0.0%(c)
TECHNOLOGY HARDWARE - 0.0% (c)
653	LG Display Company Ltd. (Cost $296) (a)(d)(e)	$ 0

	TOTAL INVESTMENTS – 93.0% (Cost $3,998,442)	$ 4,145,626
	OTHER ASSETS IN EXCESS OF LIABILITIES - 7.0%	311,486
	NET ASSETS - 100.0%	$ 4,457,112

ADR	- American Depositary Receipt
A.S.	- Anonim Sirketi
GDR	-Global Depositary Receipt
LTD	- Limited Company
P.T.	- Perseroan Terbatas
REIT	- Real Estate Investment Trust
S.A.	- Société Anonyme

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of February 29, 2024 the total market value of 144A securities is 113,636 or 2.5% of net assets.
(c)	Percentage rounds to less than 0.1%.
(d)	Illiquid security. The total fair value of the security as of February 29, 2024 was $0, representing 0% of net assets.
(e)	Valued using unobservable inputs and fair valued by the adviser. Security is Level 3.